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[SENTRY LOGO]

                           Sentry Variable Account I

                                  THE PATRIOT

                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
            FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                     [LOGO]
                               SEMI-ANNUAL REPORT

                                             JUNE 30, 1997

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Dear Contract Owner: August 15, 1997

Thank you for selecting the Patriot for your long-term investment needs. Your confidence in Sentry to provide this service is greatly appreciated.

The following are comments of the adviser, Neuberger & Berman Management Incorporated for the following Advisers Management Trust Portfolios:

  Liquid Assets - Bullish fundamentals for the fixed income markets became more apparent in the second quarter of 1997. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly, and inflation statistics are the lowest in a generation. With this backdrop, 91-Day Treasury Bill rates dropped from their April high of 5.34% to 5.17% at the end of the second quarter. During the second quarter we saw remarkable reductions in U.S. Treasury debt issuance, a welcome circumstance for U.S. taxpayers, which aided the reduction in rates. During the same period, major corporations continued to finance their activities by borrowing in the short term commercial paper market at a substantial discount to long term borrowing rates. This continued supply of commercial debt kept rates in this sector significantly higher than comparable maturity Treasury Bills, a beneficial circumstance for our money market investors. In this environment, we have extended our target maturity to the 65-70 day range adding incremental yields by selecting assets in the six months maturity factor.

  Balanced Portfolio - During the first quarter of 1997, the market was very volatile and was led mostly by large-cap stocks. Our best performer during the first quarter was the technology sector, specifically Micron Technology. The top three holding for the first quarter were General Nutrition, CITICORP, and GTECH. The health care group had a good rebound from a poor 1996, specifically the HMO group. The lagging parts of the Portfolio during the first quarter were the communications area and the entertainment industry.

  We indicated in past reports that the fundamentals for fixed income securities were positive and that we participated in the rally by maintaining a positive viewpoint on the market. We have maintained a position of assets in the mortgage area, while selectively purchasing a variety of corporate bonds in different sectors and industries.

  Limited Maturity Bond Portfolio - The first quarter of 1997 started out as a very interesting one in the bond arena. In the opinion of the Federal Reserve Board, the financial markets had become irrationally exuberant and at the end of the quarter it raised interest rates. This brought about our decision to stay defensive through most of the quarter in order to protect principal in what could be described as a very difficult market.

  The top three holdings included General Motors Acceptance Corp. Medium-Term Notes, First USABank Medium-Term Deposit Notes and Nations Bank Credit Card Master Trust Class A Serials. At the end of the period there were 177 holdings in the portfolio.

  As we focus on the final six months of 1997, it is still our opinion that fixed income securities, in light of powerful fundamental forces, present good investment opportunities. As usual, we will be vigilant in our sector and security selection, and will attempt to find values that are not always recognized by the general market.

Your account with us is appreciated.

Sincerely,

Harold A. Rice
-------------------------------------------------------
Harold A. Rice, President and Chief Operating Officer
Sentry Life of New York>


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolio may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as a underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.







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                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           SENTRY VARIABLE ACCOUNT I

                        STATEMENT OF ASSETS, LIABILITIES
                          AND CONTRACT OWNERS' EQUITY
                           June 30, 1997 (Unaudited)
ASSETS:

Investments at market value:

  Neuberger & Berman Advisers Management Trust:

   Liquid Asset Portfolio, 120,320
     shares (cost $120,320)                                       $0,120,320

   Growth Portfolio, 49,645
     shares (cost $1,151,292)                                      1,377,163

   Limited Maturity Bond Portfolio, 10,114
     shares (cost $138,854)                                          137,751

   Balanced Portfolio, 15,402
     shares (cost $240,851)                                          255,367
                                                                  ----------

     Total investments                                             1,890,601

Dividends receivable                                                     453
                                                                  ----------

     Total assets                                                  1,891,054

LIABILITIES:

Accrued expenses                                                       2,717
                                                                  ----------

CONTRACT OWNERS' EQUITY (NET ASSETS)                              $1,888,337
                                                                  ==========









   The accompanying notes are an integral part of these financial statements

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SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
For the six months ended June 30, 1997 and 1996 (Unaudited)


                                                SUB-ACCOUNTS INVESTING IN:
                                                --------------------------
                                                       LIQUID ASSET                       GROWTH
                                                         PORTFOLIO                       PORTFOLIO
                                                ------------------------          -----------------------
                                                   1997           1996               1997          1996
                                                ---------      ---------          ---------     ---------
Income:
  Dividends                                         2,723          5,571                 --           546
Expenses:
  Mortality and expense risk                          730          1,538              8,073         9,154
                                                ---------      ---------          ---------     ---------
Net investment income (loss)                        1,993          4,033             (8,073)       (8,608)
                                                ---------      ---------          ---------     ---------
Realized net investment gain                           --             --             32,700        32,572
Unrealized appreciation (depreciation), net            --             --             70,701       (79,554)
Capital gain distributions received                    --             --            110,632       127,915
                                                ---------      ---------          ---------     ---------
Realized and unrealized gain (loss)
  on investments and capital
  gains distributions, net                             --             --            214,033        80,933
                                                ---------      ---------          ---------     ---------
Net increase (decrease) in contract owners'
  equity from operations                            1,993          4,033            205,960        72,325
                                                ---------      ---------          ---------     ---------
Purchase payments                                   5,501         13,835             16,127        20,942
Transfers between subaccounts, net                     --         40,560                 --        28,600
Withdrawals                                       (17,589)       (70,041)          (211,558)      (74,416)
Contract maintenance fees                            (199)          (351)            (1,355)       (1,507)
Surrender charges                                     (91)          (289)            (1,720)         (125)
                                                ---------      ---------          ---------     ---------
Net increase (decrease) in contract owners'
  equity derived from principal transactions      (12,378)       (16,286)          (198,506)      (26,506)
                                                ---------      ---------          ---------     ---------
Total increase (decrease) in contract
  owners' equity                                  (10,385)       (12,253)             7,454        45,819
Contract owners' equity at beginning of period    130,654        240,959          1,368,676     1,465,612
                                                ---------      ---------          ---------     ---------
Contract owners' equity at end of period          120,269        228,706          1,376,130     1,511,431
                                                =========      =========          =========     =========





   The accompanying notes are an integral part of these financial statements


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SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
For the six months ended June 30, 1997 and 1996 (Unaudited)




     LIMITED MATURITY                          BALANCED
      BOND PORTFOLIO                           PORTFOLIO                          TOTAL
---------------------------            ------------------------           ---------------------
   1997             1996                 1997            1996                1997        1996
---------        ----------            -------         --------           ---------   ---------
    9,357            22,382              4,981            6,319              17,061      34,818

      923             1,644              1,604            1,620              11,330      13,956
---------        ----------            -------         --------           ---------   ---------
    8,434            20,738              3,377            4,699               5,731      20,862
---------        ----------            -------         --------           ---------   ---------
   (1,625)            1,835              3,114            2,562              34,189      36,969
   (3,369)          (23,172)             5,911          (35,139)             73,243    (137,865)
       --                --             12,785           35,141             123,417     163,056
---------        ----------            -------         --------           ---------   ---------


   (4,994)          (21,337)            21,810            2,564             230,849      62,160
---------        ----------            -------         --------           ---------   ---------

    3,440              (599)            25,187            7,263             236,580      83,022
---------        ----------            -------         --------           ---------   ---------
       (1)              232             12,013           15,256              36,640      50,265
       --           (12,560)                --          (56,600)                  -           -
  (46,020)          (16,747)           (48,464)          (3,807)           (323,631)   (165,011)
     (159)             (241)              (237)            (301)             (1,950)     (2,400)
     (428)              (25)              (635)            (235)             (2,874)       (674)
---------        ----------            -------         --------           ---------   ---------

  (46,608)          (29,341)           (37,323)         (45,687)           (294,815)   (117,820)
---------        ----------            -------         --------           ---------  ---------

  (43,168)          (29,940)           (12,136)         (38,424)            (58,235)    (34,798)
  180,635           308,715            266,607          282,697           1,946,572   2,297,983
---------        ----------            -------         --------           ---------  ----------
  137,467           278,775            254,471          244,273           1,888,337   2,263,185
=========        ==========            =======         ========           =========  ==========




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NOTES TO FINANCIAL STATEMENTS  (Unaudited)
June 30, 1997 and 1996

1. ORGANIZATION AND CONTRACTS
   --------------------------

   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.


2. SIGNIFICANT ACCOUNTING POLICIES
   -------------------------------

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized capital gains of the Variable Account which are applied to increase contract owners' equity are not taxed.

NOTES TO FINANCIAL STATEMENTS  (Unaudited-continued)
June 30, 1997 and 1996


3. EXPENSES
   --------

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $2,717 at June 30, 1997.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

NOTES TO FINANCIAL STATEMENTS  (Unaudited-continued)
June 30, 1997 and 1996


4. CONTRACT OWNERS' EQUITY
   -----------------------

Contract owners' equity is represented by accumulation units in the related Variable Account. At June 30, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                           ACCUMULATION            ACCUMULATION
                                              UNITS                 UNIT VALUE                 VALUE
                                           ------------          ---------------          -------------
    Neuberger & Berman
    Advisers Management Trust:
      Liquid Asset Portfolio                  7,051              $      17.06             $     120,269
      Growth Portfolio                       29,786                     46.20                 1,376,130
      Limited Maturity Bond Portfolio         5,833                     23.57                   137,467
      Balanced Portfolio                     13,312                     19.12                   254,471
                                                                                          -------------
       Total contract owners' equity                                                      $   1,888,337
                                                                                          =============

At June 30, 1996 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                           ACCUMULATION            ACCUMULATION
                                              UNITS                 UNIT VALUE                 VALUE
                                           ------------          ---------------          -------------
    Neuberger & Berman
    Advisers Management Trust:
      Liquid Asset Portfolio                 13,855              $      16.51             $     228,706
      Growth Portfolio                       39,087                     38.67                 1,511,431
      Limited Maturity Bond Portfolio        12,516                     22.27                   278,775
      Balanced Portfolio                     14,569                     16.77                   244,273
                                                                                          -------------
       Total contract owners' equity                                                      $   2,263,185
                                                                                          =============





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5.   PURCHASES AND SALES OF SECURITIES

In 1997, purchases and proceeds on sales of the Trust's shares aggregated $177,406 and $342,698, respectively, and were as follows:

                      LIQUID ASSET     GROWTH      LIMITED MATURITY        BALANCED
                        PORTFOLIO     PORTFOLIO     BOND PORTFOLIO         PORTFOLIO         TOTAL
                      ------------    ---------    ----------------        ---------      ----------
Purchases             $     11,310    $ 126,960    $     9,357             $  29,779      $  177,406
Proceeds on sales     $     21,920    $ 222,834    $    47,608             $  50,336      $  342,698

In 1996, purchases and proceeds on sales of the Trust's shares aggregated $418,661 and $350,452, respectively, and were as follows:

                      LIQUID ASSET     GROWTH      LIMITED MATURITY        BALANCED
                        PORTFOLIO     PORTFOLIO     BOND PORTFOLIO         PORTFOLIO         TOTAL
                      ------------    ---------    ----------------        ---------     -----------
Purchases             $ 92,384        $225,046     $144,517                $56,714       $   418,661
Proceeds on sales     $103,945        $132,089     $52,475                 $61,943       $   350,452






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                         [SENTRY LIFE INSURANCE COMPANY OF NEW YORK LOGO]
                         251 Salina Meadows Parkway, Suite 100
                         P.O. Box 4944
                         Syracuse, NY  13221
                         (315) 453-6301


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